Accrued Expenses and Other Current Liabilities (Details)	Jun. 30, 2024
Minimum [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Annual interest rate	0.00%
Maximum [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Annual interest rate	10.00%